Financial Instruments and Fair Value Measurements (Details) - Level 3 - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Fair Value Measurements
Fair value of financial liabilities	$ 1,732	$ 100,770
Warrants
Financial Instruments and Fair Value Measurements
Fair value of financial liabilities	$ 1,732	$ 100,770